Summary of Significant Accounting Policies	12 Months Ended
Aug. 31, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

As a result of the Implementation Rules stated in Note 1, the Group has considered that it lost control over Affected Entities providing compulsory education and not-for-profit kindergartens education in China by August 31, 2021, and therefore deconsolidated the Affected Entities on August 31, 2021. In addition, the Group concluded that the Affected Entities together represent a group of components of the Group and the deconsolidation represents a strategic shift that has (or will have) a major effect on the Group’s operations and financial results. Therefore, the Group has presented the results related to the Affected Entities as discontinued operations in its consolidated statements of operations and comprehensive loss for all historical comparative periods presented.

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, schools, its VIEs and the VIEs’ subsidiaries and schools. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation of VIEs

Prior to the effectiveness of the Implementation Rules, PRC laws and regulations prohibit foreign ownership of companies and institutions providing compulsory education services at primary and middle school levels, and restrict foreign investment in education services at the kindergarten and high school level. In addition, the PRC government regulates the provision of education services through strict licensing requirements.

Accordingly, the Company, through its WFOE, Zhuhai Bright Scholar, have entered into the following contractual arrangements with BGY Education Investment, BGY Education Investment’s subsidiaries and schools, and BGY Education Investment’s shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE.

In response to the Implementation Rules, a set of supplementary agreements to the contractual arrangements were entered into among Company’s WFOE, Zhuhai Bright Scholar, BGY Education Investment, BGY Education Investment’s shareholders and six newly established companies in August 2021 to enable them, as well as their subsidiaries, to entitle to the same power, rights and obligations of the contractual arrangements as BGY Education Investment. The six newly established companies, including Foshan Meiliang Education Technology Co., Ltd., Foshan Zhiliang Education Technology Co., Ltd., Beijing Boteng Education Consulting Co., Ltd., Foshan Shangtai Education Technology Co., Ltd., Foshan Renliang Education Technology Co., Ltd. and Foshan Yongliang Education Technology Co., Ltd. (collectively referred to as the “New VIEs”), are owned by the same equity shareholders as BGY Education Investment. On the same day, the New VIEs obtained the equity interest of the subsidiaries providing complementary education services, operation services for domestic schools and for-profit kindergartens from BGY Education Investment, which were previously held by BGY Education Investment.

Accordingly, the Group had consolidated the financial position and operating results of BGY Education Investment, new VIEs and its subsidiaries and schools in the consolidated financial statements of the Company during the year ended August 31, 2021 before the Group lost control over the Affected Entities by August 31, 2021 as a result of the effectiveness of the Implementation Rules. The Company’s VIE includes (1) BGY Education Investment and the schools and subsidiaries it held, prior to August 31, 2021; and (2) the New VIEs and subsidiaries and schools they hold respectively before and after August 31, 2021.

Agreements that provide the Group with effective control over the VIEs include:

Voting Rights Proxy Agreement & Irrevocable Power of Attorney

During the year ended August 2021 before the Group lost control over the Affected Entities by August 31, 2021, under voting right proxy agreement and irrevocable power of attorney, each of the shareholders of BGY Education Investment has executed a power of attorney to grant Zhuhai Bright Scholar the power of attorney to act on his or her behalf on all matters pertaining to the BGY Education Investment and to exercise all of his or her rights as a shareholder of BGY Education Investment, including but not limited to convene, attend and vote at shareholders’ meetings, designate and appoint directors and senior management members. The proxy agreement will remain in effect unless Zhuhai Bright Scholar terminates the agreement by giving a prior written notice or gives its consent to the termination by BGY Education Investment.

As agreed in the aforementioned supplementary agreements, including supplementary irrevocable power of attorney, the irrevocable power of attorney between each of the shareholders of BGY Education Investment and Zhuhai Bright Scholar was terminated on August 31, 2021 due to the effectiveness of the Implementation Rules. Meanwhile, under the respective supplementary agreements, the shareholders of New VIEs entitle to the same power, rights and obligations of the contractual arrangements as the shareholders of BGY Education Investment previously entitled.

Exclusive Call Option Agreement

Under the exclusive call option agreement, each of the shareholders of BGY Education Investment and the New VIEs granted Zhuhai Bright Scholar or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests in BGY Education Investment and the New VIEs when and to the extent permitted by PRC law. Zhuhai Bright Scholar or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without Zhuhai Bright Scholar’s written consent, the shareholders of BGY Education Investment and the New VIEs shall not transfer, donate, pledge, or otherwise dispose any equity interests of BGY Education Investment and the New VIEs in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreement cannot be terminated by BGY Education Investment, the New VIEs or their shareholders.

There is no change made on the exclusive call option agreement among each of the shareholders of BGY Education Investment and Zhuhai Bright Scholar during years ended August 31, 2021, 2022 and 2023. In August 2021, the shareholders of New VIEs entered into the exclusive call option agreement with Zhuhai Bright Scholar, and no change was made since then.

Equity Pledge Agreement

Under the equity pledge agreement, each of the shareholders pledged all of their equity interests in BGY Education Investment and the New VIEs to Zhuhai Bright Scholar as collateral to secure their obligations under the equity pledge agreements. If the shareholders of BGY Education Investment and the New VIEs breach their respective contractual obligations, Zhuhai Bright Scholar, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreement, the shareholders of BGY Education Investment and the New VIEs shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in BGY Education Investment and the New VIEs without prior written consent of Zhuhai Bright Scholar. The equity pledge right held by Zhuhai Bright Scholar will expire when the shareholders of BGY Education Investment and the New VIEs, and Zhuhai Bright Scholar have fully performed their respective obligations under the Consulting Services Agreement and Operating Agreement, or the shareholder is no longer a shareholder of BGY Education Investment, the New VIEs or the satisfaction of all its obligations by BGY Education Investment and the New VIEs under the VIE contractual arrangements.

There is no change made on the equity pledge agreement among each of the shareholders of BGY Education Investment and Zhuhai Bright Scholar during years ended August 31, 2021, 2022 and 2023. In August 2021, the shareholders of New VIEs entered into the equity pledge agreement with Zhuhai Bright Scholar, and no change was made since then.

The agreements that transfer economic benefits of BGY Education Investment and the New VIEs to the Group include:

Exclusive Management Services and Business Cooperation Agreement

During the year ended August 2021 before the Group lost control over the Affected Entities by August 31, 2021, under the exclusive management services and business cooperation agreement, BGY Education Investment engages Zhuhai Bright Scholar as its exclusive technical and operational consultant and under which Zhuhai Bright Scholar agrees to assist in business development and related services necessary to conduct BGY Education Investment’s operational activities. BGY Education Investment shall not seek or accept similar services from other providers without the prior written approval of Zhuhai Bright Scholar. The agreements will be effective as long as BGY Education Investment exists. Zhuhai Bright Scholar may terminate this agreement at any time by giving a prior written notice to BGY Education Investment.

As agreed in the aforementioned supplementary agreements, including supplementary exclusive management services and business cooperation agreement, the exclusive management services and business cooperation agreement between BGY Education Investment and Zhuhai Bright Scholar was terminated on August 31, 2021 due to the effectiveness of the Implementation Rules.

Meanwhile, under the respective supplementary agreements, the New VIEs engages Zhuhai Bright Scholar as its exclusive technical and operational consultant and under which Zhuhai Bright Scholar agrees to assist in business development and related services necessary to conduct the New VIEs’ operational activities. The New VIEs shall not seek or accept similar services from other providers without the prior written approval of Zhuhai Bright Scholar. The agreements will be effective as long as the New VIEs exists. Zhuhai Bright Scholar may terminate this agreement at any time by giving a prior written notice to the New VIEs.

Under the above agreements, the shareholders of BGY Education Investment (prior to termination of the agreement on August 31, 2021) and the New VIEs irrevocably granted Zhuhai Bright Scholar the power to exercise all voting rights to which they were entitled in the respective periods. In addition, Zhuhai Bright Scholar has the option to acquire all of the equity interests in BGY Education Investment and the New VIEs, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration in the respective periods. Finally, Zhuhai Bright Scholar is entitled to receive service fees for services to be provided to BGY Education Investment and the New VIEs in the respective periods.

As of August 31, 2021, based on all relevant facts and circumstances, and advices from the Company’s PRC legal advisor, the Company concluded that it no longer has a controlling interest in the Affected Entities due to the effectiveness of the Implementation Rules, which resulted to the deconsolidation of the Affected Entities. In addition, as agreed in the aforementioned supplementary agreements, certain contractual agreements with BGY Education Investment and its shareholders including exclusive management services and business cooperation agreement and irrevocable power of attorney were terminated on August 31, 2021 due to the effectiveness of the Implementation Rules. Nevertheless, the legal enforceability of the contractual arrangements with the New VIEs and its subsidiaries and schools is not impacted by the Implementation Rules. During the years ended August 31, 2022 and 2023, the Group believes that the contractual arrangements with the New VIEs are in compliance with the PRC law and regulations and are legally enforceable.

The Call Option Agreement and Voting Rights Proxy Agreement provide the Group with effective control over the BGY Education Investment (prior to August 31, 2021) and the New VIEs, while the Equity Pledge Agreements secure the obligations of the shareholders of BGY Education Investment (prior to August 31, 2021) and the New VIEs under the relevant agreements. Because the Group, through Zhuhai Bright Scholar, has (i) the power to direct the activities of BGY Education Investment (prior to the termination of the Exclusive Management Services and Business Cooperation Agreement on August 31, 2021) and the New VIEs, that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from BGY Education Investment and the New VIEs, the Group is deemed the primary beneficiary of BGY Education Investment (prior to August 31, 2021) and the New VIEs. Accordingly, the Company consolidates BGY Education Investment’s (prior to August 31, 2021) and the New VIEs’ financial results of operations, assets and liabilities in the Group’s consolidated financial statements in the respective periods.

Prior to the effective of the Implementation Rules, during the year ended August 31, 2021 before the Group lost control over the Affected Entities as a result of the effect of the Implementation Rules, the Group believes that the contractual arrangements with the VIEs are in compliance with the PRC law and regulations and are legally enforceable.

Risks related contractual arrangements

Subsequent to the Implementation Rules became effective on September 1, 2021, except for Affected Entities, the contractual arrangements continue to be legally enforceable. However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations. If the ownership structure of the Company and the contractual arrangements are found to violate any PRC laws or regulations, or if the Company is found to be required but failed to obtain any of the permits or approvals for its private education business, the relevant PRC regulatory authorities would have broad discretion in imposing fines or punishments upon the Company for such violations, including:

●	revoking the business and operating licenses of the Group and/or its VIEs;

●	discontinuing or restricting any related-party transactions between the Group and its VIEs;

●	imposing fines and penalties, or imposing additional requirements for the Group’s operations with which it, or its VIEs may not be able to comply;

●	requiring the Group to restructure the ownership and control structure or its current schools;

●	restricting or prohibiting the use of the proceeds of the Company’s equity offerings to finance its business and operations in China, particularly the expansion of its business through strategic acquisitions; or

●	restricting the use of financing sources by the Group or its affiliated entities or otherwise restricting the Group’s or its VIEs’ ability to conduct business.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate BGY Education Investment and the New VIEs in its consolidated financial statements as it may lose the ability to exert effective control over BGY Education Investment, the New VIEs and their shareholders, and it may lose the ability to receive economic benefits from BGY Education Investment and the New VIEs.

The following balances of VIEs as of August 31, 2022 and 2023, were included in the Group’s consolidated balance sheet after the elimination of intercompany balances, respectively.

	As of August 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	142,642	139,913
Restricted cash, net	10,410	18,740
Accounts receivable, net	2,416	8,097
Amounts due from related parties, net	10,375	4,148
Other receivables, deposits and other assets, net	16,884	39,025
Inventories	5,748	4,334
Total current assets	188,475	214,257
Restricted cash - non current	1,650	1,650
Property and equipment, net	46,747	36,799
Intangible assets, net	44,137	34,656
Goodwill, net	227,814	167,100
Long-term investments	30,289	27,676
Prepayments for construction contract	4,025	950
Operating lease right-of-use assets – non-current	76,607	63,131
Other non-current assets, net	6,311	6,151
Total non-current assets	437,580	338,113
TOTAL ASSETS	626,055	552,370
LIABILITIES
Current liabilities
Accounts payable	6,154	3,638
Amounts due to related parties	294,164	255,453
Accrued expenses and other current liabilities	27,790	74,317
Income tax payable	19,983	23,422
Contract liabilities	107,494	111,592
Refund liabilities	9,458	7,606
Operating lease liabilities – current	20,779	22,365
Total current liabilities	485,822	498,393
Non-current portion of contract liabilities	1,108	1,147
Deferred tax liabilities, net	9,551	7,375
Operating lease liabilities – non current	72,464	64,013
Other non-current liabilities due to related parties	11,197	—
Total non-current liabilities	94,320	72,535
TOTAL LIABILITIES	580,142	570,928

The following amounts of VIEs for the years ended August 31, 2021, 2022 and 2023, were included in the Group’s consolidated statements of operations and consolidated statements of cash flows after the elimination of intercompany balances.

	For the year ended August 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue from continuing operations of the New VIEs	311,373	327,573	455,476
Revenue from discontinued operations of Affected Entities	2,303,339	—	—
Net income from continuing operation of the New VIEs after elimination of intercompany transactions	30,335	45,770	1,876
Net income from discontinued operations of Affected Entities (Note 3) after elimination of intercompany transactions	369,343	—	—

Net cash provided by operating activities	555,679	36,096	141,875
Net cash used in investing activities*	(2,893,644)	(54,677)	(68,610)
Net cash (used in)/provided by financing activities	(42,844)	26,281	(67,664)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(2,380,809)	7,700	5,601
Cash and cash equivalents and restricted cash at beginning of year	2,527,811	147,002	154,702
Cash and cash equivalents and restricted cash at end of year	147,002	154,702	160,303

Note*: Due to loss of control of the Affected Entities on August 31, 2021, the net cash outflow disclosed in investing activities is RMB 2,912,290.

VIEs contributed an aggregate of 70.6%, 19.1% and 21.4% of the consolidated revenue from both discontinued and continuing operations for the three years ended August 31, 2021, 2022 and 2023, respectively. As of August 31, 2022, the VIEs accounted for an aggregate of 12.6% of the consolidated total assets, and 19.0% of the consolidated total liabilities. And as of August 31, 2023, the VIEs accounted for an aggregate of 12.0% of the consolidated total assets, and 18.7% and of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to BGY Education Investment (prior to deconsolidation on August 31, 2021) and the New VIEs. However, if BGY Education Investment and the New VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of BGY Education Investment, the New VIEs or entrustment loans to BGY Education Investment and the New VIEs. After the effectiveness of the Implementation Rules, the loans provided to BGY Education Investment and its subsidiaries and schools (if any) would then be accounted for as related party transactions.

The Group believes that there are no assets held in the BGY Education Investment and the New VIEs that can be used only to settle obligations of BGY Education Investment and the New VIEs, except for registered capital and the PRC statutory reserves, in the respective periods. As the BGY Education Investment and the New VIEs is incorporated as a limited liability company under the PRC Company Law, creditors of the BGY Education Investment and the New VIEs do not have recourse to the general credit of the Company for any of the liabilities of the BGY Education Investment and the New VIEs in the respective periods. Relevant PRC laws and regulations restrict BGY Education Investment and the New VIEs in the respective periods from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 23 for disclosure of restricted net assets.

(c) Deconsolidation

Upon the occurrence of certain events and on a regular basis, the Group evaluates whether it no longer has a controlling interest in its subsidiaries, including consolidated variable interest entities. If the Company determines it no longer has a controlling interest, the subsidiary is deconsolidated. The Company records a gain or loss on deconsolidation based on the difference on the deconsolidation date between (i) the aggregate of (a) the fair value of any consideration received, (b) the fair value of any retained non-controlling investment in the former subsidiary and (c) the carrying amount of any non-controlling interest in the subsidiary being deconsolidated, less (ii) the carrying amount of the former subsidiary’s assets and liabilities.

The Company assesses whether a deconsolidation is required to be presented as discontinued operations in its consolidated financial statements on the deconsolidation date. This assessment is based on whether or not the deconsolidation represents a strategic shift that has or will have a major effect on the Company’s operations or financial results. If the Company determines that a deconsolidation requires presentation as a discontinued operation on the deconsolidation date, or at any point during the one-year period following such date, it will present the former subsidiary as a discontinued operation in current and comparative period financial statements.

(d) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include the consolidation and deconsolidation of variable interest entities, impairment assessment of indefinite lived intangible assets, goodwill and long-lived assets, assessment of realization of deferred tax assets and refund liabilities. Actual results may differ materially from those estimates.

(e) Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of short-term financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other receivables, deposits, accounts payable, amounts due to related parties, short-term loans and other current liabilities that are recorded at cost, which approximate~~s~~ their fair value due to the short-term nature of these instruments.

(f) Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the affiliates incorporated outside of mainland China includes the United States dollar (“US dollar” or “US$”), Great Britain Pound (“GBP”), Hong Kong dollar (“HKD” or “HK$”), and Canadian dollar (“CAD”). The functional currency of all the other subsidiaries and the VIEs is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Exchange gains and losses are recognized in the consolidated statement of operation. All assets and liabilities are translated at exchange rates at the balance sheet date and revenue and expenses are translated at the average yearly exchange rates and equity is translated at historical exchange rate. Any translation adjustments are not included in determining net income but are included in foreign exchange adjustment to other comprehensive income.

(g) Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB 468,184 and RMB 366,560 as of August 31, 2022 and 2023, respectively.

(h) Convenience translation

The Group’s reporting currency is RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheets, and the related consolidated statements of operations, comprehensive loss, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended August 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.2582, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on August 31, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on August 31, 2023, or at any other rate.

(i) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(j) Restricted cash

The Group’s restricted cash mainly represents (a) deposits in connection with the short-term loan disclosed in Note 11; (b) deposit restricted as to withdrawal or use under government regulations; and (c) deposit held in a designated bank account for the sole purpose of business operation including the establishment of new kindergartens and subsidiaries.

(k) Long-term investments

Long-term investments include equity securities without readily determinable fair values and equity method investments.

●	Equity securities without readily determinable fair values

The Group elects a practicability exception to fair value measurement for the equity securities without readily determinable fair values, under which these investments are measured at cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer with fair value change recorded in the consolidated statements of operations.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASU 2011-4: Fair Value Measurement (ASC 820). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations.

●	Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in ordinary shares or in-substance ordinary shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investment in the limited partnership, the Group’s influence over the partnership operating and financial policies is determined to be more than minor. Accordingly, the Group accounts for the investment as an equity method investment.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into the consolidated statements of operations and accordingly adjusts the carrying amount of the investment.

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an OTTI has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

(l) Allowance for doubtful accounts

Accounts receivable mainly represents amounts due from corporate customers of the Group’s various subsidiaries, and amounts due from students of the Group’s UK schools. The allowance for doubtful accounts is the Group’s best estimates of the amount of probable credit losses in the Group’s existing accounts receivable balance. The Group provides allowance for doubtful accounts based on historical credit loss experience and a review of the current status and reasonable and supportable forecasts of future events and economic conditions. Accounts receivable, restricted cash, other receivables and amounts due from related parties are presented net of allowance for doubtful accounts.

(m) Inventories

Inventories are stated at the lower of cost or net realizable value.

(n) Property and equipment, net

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation expense is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 - 50 years
Leasehold improvement	3 - 20 years or the lesser of remaining life of lease
Motor vehicles	4 - 10 years
Electronic equipment	4 - 10 years
Office equipment	3 - 5 years
Furniture and other equipment	3 - 5 years
Others	3 years
Construction in progress	*

Note*:	The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

The Group assesses lands with indefinite life for impairment periodically.

(o) Goodwill, net

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of August 31, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has the option to first assess qualitative factors to determine whether it is necessary to perform quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount. For the year ended August 31, 2023, the Group bypassed the qualitative assessment and performed a quantitative assessment of the goodwill for all reporting units.

In the impairment test, the Group compares the fair value of a reporting unit to its carrying amount. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. However, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The Group estimate the fair values of reporting units using discounted cash flow model of the income approach, which requires management to make significant estimates and assumptions, including, but not limited to, discount rate, terminal growth rate and others used to project future cash flows, such as forecasts of future revenues. These assumptions were affected by management’s business plans and expectations about future market and economic conditions.

For the years ended August 31, 2021, 2022 and 2023, the Group recorded RMB 84,730, RMB 419,805 and RMB 207,830 impairment loss on goodwill, respectively (Note 9).

(p) Intangible assets, net

Intangible assets with a definite economic life are carried at cost less accumulated amortization. Intangible assets with definite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows. Intangible assets with indefinite lives consist of oversea schools’ brand name and is tested for impairment annually, or whenever events are indicators of impairment occur between annual impairment tests. Management expects to use the brand name indefinitely.

Like goodwill, the Group test indefinite lived intangible assets for impairment by first assessing qualitative factors to determine whether it is necessary to perform a quantitative impairment test. If based on the qualitative assessment, it is more likely than not that the fair value of the indefinite lived intangible asset is less than its carrying amount, a quantitative impairment test is required. The Group test indefinite lived intangible assets for impairment using the relief-from-royalty method of the income approach, which requires management to make significant estimates and assumptions, including, but not limited to, royalty rate, discount rate, terminal growth rate and forecasts of future revenues.

Acquired intangible assets consist of trademarks and brand names, customer relationship, backlog and student base, non-compete agreements and core curriculum are carried at cost, less accumulated amortization and impairment. The amortization periods by major intangible asset classes are as follows:

Trademarks and brand names	10 years-indefinite
Core curriculum	10 years
Customer relationship, backlog and student base	0.6-7 years
Non-compete agreements	4-8 years

For the years ended August 31, 2021, 2022 and 2023, the Group recorded RMB nil, RMB 113,385 and RMB nil impairment loss on indefinite lived intangible assets, respectively. And for the year ended August 31, 2023, the Group recorded RMB 2,052 impairment loss on definite lived intangible assets (Note 7).

(q) Leases

The Group determines if an arrangement is a lease or contains a lease at lease inception. Operating leases are required to be recorded in the balance sheets as operating lease right-of-use (ROU) assets and operating lease liabilities, initially measured at the present value of the lease payments. The Group adopts the practical expedient to account for each separate lease component and the non-lease components associated with that lease component as a single lease component. Lastly, the Company also has elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Group did not recognize operating lease ROU assets or operating lease liabilities.

The Company has leases that have variable payments, including lease payments where lease payment increases are based on the percentage change in the Consumer Price Index (“CPI”). For such leases, payment at the lease commencement date is used to measure the operating lease ROU assets and operating lease liabilities. Lease payments that are based on a change in CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments was incurred. Majority of the leases within Overseas Schools reportable segment have variable payments. As of August 31, 2022 and 2023, the leases within Overseas Schools reportable segment that are subject to terms of variable payments contributed to the operating lease right-of-use assets by RMB 872,143 and RMB 928,284 respectively, and to operating lease liabilities by RMB 896,994 and RMB 964,043, respectively.

As the rate implicit in the lease is not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated in a portfolio approach to approximate the interest rate on a collateralized basis with similar terms and payments in a similar economic environment. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expenses are recorded on a straight-line basis over the lease term.

During the fiscal years ended August 31, 2022 and 2023, the Group received Coronavirus Disease 2019 (“COVID-19”) related rent concessions. Consistent with updated guidance from the Financial Accounting Standards Board (“FASB”) in April 2020, the Group elected to treat COVID-19-related rental discount as variable rent and applied payable approach to COVID-19 related deferral of rent payment. Rental discount, amounting to RMB 4,479 and RMB 981, were recognized as an offset to rent expense within selling, general and administrative expenses and cost of revenue on the Group’s consolidated statement of operations during the years ended August 31, 2022 and 2023, respectively.

(r) Impairment of long-lived assets with definite life

The Group evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.

Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require judgment and actual results may differ from assumed and estimated amounts.

The Group recorded RMB 15,575, RMB 8,861 and RMB nil impairment loss on operating lease right-of-use assets during the years ended August 31, 2021, 2022 and 2023, respectively (Note 12). In addition, for the years ended August 31, 2021, 2022 and 2023, the Group recorded RMB nil, RMB 6,586 and RMB 12,891 impairment loss on property and equipment, respectively (Note 6). Furthermore, the Group recorded RMB nil, RMB nil and RMB 2,052 impairment loss on definite lived intangible assets during the years ended August 31, 2021, 2022 and 2023, respectively (Note 7).

(s) Other non-current assets

Other non-current assets primarily consist of deposits for operating leases.

(t) Revenue recognition

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The primary sources of the Group’s revenues are as follows:

Income from educational programs and services

The educational programs and services from continuing operations consist of tuition, boarding and meal service from kindergartens in the PRC and overseas schools in the UK and the US. After the effectiveness of the Implementation Rule on August 31, 2021, the education services also consist of boarding and meal service provided to the students in the affected private schools. The educational programs and services from discontinued operations consist of tuition, boarding and meal service from international schools, bilingual schools and not-for-profit kindergartens in the PRC. Each contract of educational programs and services is accounted for as a single performance obligation which is satisfied proportionately over the service period. The program and service fee is generally collected in advance prior to the beginning of each semester, or prior to the beginning of the education programs, and is initially recorded as contract liabilities. Refunds are provided to students if they decide within the predetermined period that they no longer want to take the course or enroll in the program. After the predetermined period as agreed in the contract, if a student withdraws from the program, the program fee is no longer available for refund. The Group determines the transaction price to be earned based on the tuition fee and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. Historically, the Group has not had material refunds in this respect.

Complementary training course fees

The Group offers various types of after-school tutoring services and art training services, which primarily consist of after-school group class courses, personalized tutoring courses and art training courses. The tutoring services and art training services are accounted for as a single performance obligation. Tutoring services and art training service fees is recognized proportionately as the tutoring sessions and art training courses are delivered. The course fees are generally collected in advance and are initially recorded as contract liability. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. For certain courses, the Group also offers refunds for any unutilized classes for students who withdraw from the course. The Group determines the transaction price to be earned based on the tutoring services and art training service fees and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method.

Commission income

The Group earns commission revenue by providing referral services to overseas education universities and institutions. Students’ referral service is accounted for as a single performance obligation. Commission income is recognized at the point in time when the referred students enrolled at the overseas education universities or institutions’ program, with the tuition fees are paid and upon the Group is entitled to the commission income.

Consulting service income

The Group offers study abroad consulting and career consulting services to students/candidates who intend to study abroad and to successfully obtain target job offer respectively. Study-abroad consulting services and career consulting services are accounted for as a single performance obligation respectively. The Group charges each student/candidate an up-front prepaid fee based on the scope of consulting services requested by the student/candidate. Portion of the prepaid services fee are refundable if the student/candidate does not successfully gain admission or obtain target job offer. The Group determines the transaction price to be earned based on the consulting service fees and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. The Group has not experienced significant refunds in the past or in the current year. The Group recognizes revenue over the consulting service period.

Camp service income

The Group offers camp services for students during school vacations. Camp service is accounted for as a single performance obligation. Camp service fees are generally collected upfront and are initially recorded as contract liability. Portion of the prepaid service fees are refundable if the student requests for refund prior to the camp starts. The Group determines the transaction price to be earned based on the camp service fee and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. The Group has not experienced significant refunds in current year. The Group recognizes revenue over the camping period.

Operation service income

The Group offers operation services which mainly consist of marketing and consulting, procurement support, human resources, finance and legal support, and information technology support, to domestic not-for-profit kindergartens. Operation service is accounted for as a single performance obligation. The Group recognizes the operation service income over the service period.

Practical expedients and exemptions

The Group has applied the new revenue standard requirements to a portfolio of contracts (or performance obligations) with similar characteristics for transactions where it is expected that the effects on the financial statements of applying the revenue recognition guidance to the portfolio would not differ materially from applying this guidance to the individual contracts (or performance obligations) within that portfolio. Therefore, the Group elects the portfolio approach in applying the new revenue guidance.

The Group has elected to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

(u) Cost of revenues

Cost of revenues consists of the following:

●	staff costs, which primarily consist of salaries and other benefits for the teachers,

●	education expenses, which primarily consist of expenses related to educational activities, including teaching material expenses and student activity expenses,

●	depreciation and amortization costs of long-lived assets used in the provision of educational activities,

●	utilities and maintenance costs for the schools,

●	cost of goods sold for ancillary services, which primarily consist of cost of goods sold at the on-campus canteens,

●	commission expenses to agents in relation to referral services and overseas school enrollment.

(v) Government Subsidies

The Group recognizes government subsidies as other operating income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future refunds. Government subsidies received and recognized as other operating income totaled RMB 20,213, RMB 2,256 and RMB 9,049 for the years ended August 31, 2021, 2022 and 2023, respectively, of which RMB 5,441, RMB nil and RMB nil were related to discontinued operations for the years ended August 31, 2021, 2022 and 2023, respectively. The government subsidies income recognized for the year ended August 31, 2021 were primarily from the remuneration compensation plan executed by UK government due to COVID-19. No such government subsidies were granted for the years ended August 31, 2022. During the year ended August 31, 2023, the government subsidies of RMB 2,578 was recognized from the remuneration compensation plan executed by UK government.

(w) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The determination of Group’s provision for income taxes requires significant judgment, the use of estimates, and the interpretation and application of complex tax laws. Significant judgment is required in assessing the timing and amounts of deductible and taxable items.

The Group record unrecognized tax benefit liabilities for known or anticipated tax issues based on the Group’s analysis of whether, and the extent to which, additional taxes will be due. The Group accrues interest and penalties related to unrecognized tax benefits in other liabilities and recognizes the related expense in income tax expense.

(x) Employee Benefits

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the period during which services are rendered by employees. Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities.

The Company also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside of the PRC (Note 22).

The Group has no other material obligation for payment of pension benefits associated with those schemes beyond the annual contributions described above.

(y) Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

For the share option with service condition only, changes in estimated forfeiture rate will be adjusted on a prospective basis. The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates.

(z) Comprehensive loss

Comprehensive loss is defined to include all changes in equity from transactions and other events and circumstances from non-owner sources. For the years presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss.

(aa) Segment

The Group uses management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance. The CODM was identified as the management committee who reviews the financial information of its operating and reportable segments when making decisions about allocation of resources and assessing performance. In response to the Implementation Rules, the Group operates in three reportable segments due to the reorganization of the business units, including Overseas Schools, Complementary Education Services, and Domestic Kindergartens and K-12 Operation Services.

(ab) Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents and restricted cash. As of August 31, 2023, substantially all of the Group’s cash and cash equivalents and restricted cash were deposited with financial institutions with high-credit ratings and quality.

(ac) Earnings per Share

Basic earnings per share are computed by dividing earning attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. The Group had share options which could potentially dilute basic earnings per ordinary share in the future. To calculate the number of shares for diluted earnings per ordinary shares, the effect of the share options is computed using the treasury stock method.

(ad) Recent accounting pronouncements adopted

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832): Disclosure by Business Entities about Government Assistance (ASU 2021-10), which improves the transparency of government assistance received by most business entities by requiring the disclosure of: (1) the types of government assistance received; (2) the accounting for such assistance; and (3) the effect of the assistance on a business entity’s financial statements. The new guidance is effective for annual periods beginning after December 15, 2021, with early adoption permitted. The Group adopted this new standard beginning September 1, 2022 with no material impact on its consolidated financial statements.

(ae) Recent accounting pronouncements issued not yet adopted

In November 2023, the FASB issued ASU 2023-07, which the amendments in this Update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.